Operating costs - Staff costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Aggregate remuneration
Wages and salaries	$ 2,124	$ 2,108	$ 1,984
Share-based incentive plans	44	59	43
Employer’s social security	183	165	146
Employer’s pension
Defined benefit plans	122	79	72
Defined contribution plans	72	70	62
Other post-employment plans	6	7	7
Staff costs	$ 2,551	$ 2,488	$ 2,314